INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Master Trust [Line Items]
INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST	INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST
The Plan’s investment assets are held in the Trust which was established for the investment of the combined assets of the Plan and other defined contribution plans sponsored by the Company. The assets of the Trust are held, managed, and administered by Fidelity pursuant to the terms of the Bunge Defined Contribution Master Trust. Investment income and administrative expenses relating to the Trust are allocated to the individual participants in the plans based upon individual participant activity. Each participating retirement plan has a divided interest in the Trust.
The Trust is required to maintain separate accounts reflecting the equitable share of each participating plan in the Trust. The Plan’s equitable share of the Trust cannot be used for the payments of expenses or benefits allocable to any other participating plan.
At December 31, 2025 and 2024, the Plan's interest in the net assets of the Trust was approximately 94.2% and 93.6%, respectively.
The investments of the Trust at December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust

Investments – at fair value:
Mutual funds	$232,526,472	$222,992,527	$280,394,161	$266,691,882
Bunge shares	11,155,132	10,559,049	9,962,378	9,370,258
Collective trust funds	373,312,398	347,621,749	247,520,396	227,901,970
Self-directed brokerage accounts	31,677,712	29,701,592	25,582,994	23,560,615

Total investments, at fair value	$648,671,714	$610,874,917	$563,459,929	$527,524,725
The following are net appreciation in the fair value of investments and investment income for the Bunge Defined Contribution Master Trust for the years ended December 31, 2025 and 2024.

	2025	2024

Net appreciation in fair value of investments	$82,136,503	$52,506,454
Investment income	9,779,085	14,008,157
Total	$91,915,588	$66,514,611